Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Text Block [Abstract]
Share-Based Payment Arrangement [Text Block]
Note H — Equity Compensation
On February 28, 2023, Mr. Chavez and Ms. Hogue were granted 81,301 and 50,813 LTIP Units, respectively, in lieu of their 2022 target annual bonus. Of these awards granted to Mr. Chavez and Ms. Hogue, 13,550 and 10,163 LTIP Units vested immediately, with the remaining scheduled to vest over a three year period. The grant date fair value was determined to be $13.48 per unit for each of the LTIP Units awarded. Additionally, the non-management
members of the Board of Directors were granted 26,082 LTIP Units in lieu of their 2022 compensation. The Director’s LTIP Units will vest over a three year period, with the exception of immediate vesting for LTIP Units granted to Shawn Nelson, a former director that retired from the Board effective December 31, 2022. The grant date fair value was determined to be $14.76 per unit for each of the LTIP Units awarded to the non-management
members of the Board.
For the three and six months ended June 30, 2023, the Company recognized $1.2 million and $2.6 million in non-cash
amortization of equity awards, respectively. No amortization expense was recognized for the three and six months ended June 30, 2022. As of June 30, 2023 there was $19.1 million of unrecognized non-cash
amortization, including $15.7 million for LTIP Units and Performance LTIP Units (“PUs”) granted in 2022 which vest upon the achievement of a Liquidity Event (as defined in the respective LTIP agreements) and/or certain performance measures, which are considered not probable.
The following table sets forth a roll forward of all incentive equity awards for the six months ended June 30, 2023:

	As of June 30, 2023
	Number of Incentive Equity Awards	Weighted Avg Grant FV Per Share
Unvested — January 1, 2023	1,782,027	$12.65
Granted	158,196	13.69
Vested	(32,422)	13.91
Forfeited	—	—

Unvested — June 30, 2023	1,907,801	$12.72

Note I—Stock-Based Compensation
On May 27, 2022, the Operating Partnership issued long-term incentive equity awards in the form of Director LTIP units of the Operating Partnership (“Director LTIP Units”) to the Company’s five independent directors in consideration for their accrued but unpaid director compensation fees. The Director LTIP Units will vest ratably in equal installments on each of the next three anniversaries of the grant date, subject to the director’s continued employment, contractual or other service relationship with the Company or an affiliate of the Company on the vesting date. The grant date fair value was determined to be $15.47. Prior to the granting of the Director LTIP Units, the associated compensation was anticipated to be paid in cash, and as such, the expense was accrued as a liability in the Consolidated Balance Sheets. Upon vesting, the Director LTIP Units are redeemable in cash or shares, at the option of the holder. As a result, the Director LTIP Units are classified as a liability within accounts payable and accrued expenses in the Consolidated Balance Sheet as of December 31, 2022.
Also on May 27, 2022, the Operating Partnership granted an aggregate of 1,500,000 Performance Units of the Operating Partnership (“PUs”) to the executive officers of the Company pursuant to performance unit award agreements entered into with respect to the PUs. The PUs vest, subject to the continued employment of the executive officers, upon the achievement of a 50% market condition and a 50% performance condition. The performance period for the market and performance conditions are May 27, 2022 through December 31, 2025 and May 27, 2022 through December 31, 2027, respectively, subject to the executive’s continued performance of the services of the Company, the Operating Partnership or an affiliate. The grant date fair value of the 750,000 PUs with market conditions was estimated at $8.95 per unit using a Monte Carlo simulation for the future stock prices of the Company and its corresponding peer group. The 750,000 PUs subject to a performance condition will vest if the Company’s adjusted funds from operations per share of common stock is at least $1.25 for four consecutive quarters prior to the fourth quarter of 2025 and then for an additional four consecutive quarters prior to December 31, 2027. The PUs subject to a performance condition were deemed not probable of achievement as of December 31, 2022. The probability of achievement of the performance condition will continue to be assessed throughout the performance period.

PUs are subject to restrictions on transfer and may be subject to a risk of forfeiture if the executive ceases to be an employee of the Company, the Operating Partnership or an affiliate prior to vesting of the award. Each vested PU is entitled to receive a dividend equivalent payment equal to the dividend paid on the number of shares of OP Units issued. Each unvested PU is entitled to receive 10% of the distributions payable on OP Units.
On August 23, 2022, the Board granted 272,341 LTIP Units of the Operating Partnership to Mr. Chavez and Ms. Hogue, in lieu of full satisfaction of the Company’s obligation to issue to Mr. Chavez and Ms. Hogue restricted shares of common stock under their respective employment agreements with the Company (the “Executive LTIP Units”). As of the original grant date, the Executive LTIP Units were to vest in full only upon the occurrence of a Liquidity Event (as defined in Mr. Chavez and Ms. Hogue’s respective employment agreements) prior to August 25, 2024. On December 13, 2022, in connection with the Merger, the agreements granting these Executive LTIP Units were amended to require a service condition for a period of one year from a Liquidity Event. The modified grant date fair value of these Executive LTIP Units was determined to be $15.00 per unit. These Executive LTIP Units were deemed not probable of achievement as of the modification date and December 31, 2022.
The following table sets forth a roll forward of all incentive equity awards for the year ended December 31, 2022:

	As of December 31, 2022
	Number of Incentive Equity Awards	Weighted Avg Grant FV Per Share
Balance—January 1, 2022	—	$—
Granted	1,782,027	12.65
Vested	—	—
Forfeited	—	—

Total unvested units	1,782,027	$12.65

The Company recognized $2.5 million and $0.1 million of amortization of stock-based compensation for the years ended December 31, 2022 and 2021, respectively, which is included in general and administrative expenses in the Consolidated Statements of Operations. The remaining unrecognized compensation cost of approximately $4.2 million for PUs with market conditions is expected to be recognized over the remaining derived service period of 12 months. No amortization was recognized for the Executive LTIPs or PUs with performance conditions as they were deemed not probable of achievement. The unrecognized compensation cost of $15.7 million of these awards will be recognized once the performance conditions are deemed to be probable of achievement.
Long-Term Incentive Plan
The Company’s board of directors has adopted a long-term incentive plan which the Company may use to attract and retain qualified directors, officers, employees and consultants. The Company’s long-term incentive plan will offer these individuals an opportunity to participate in the Company’s growth through awards in the form of, or based on, the Company’s common stock. The Company currently anticipates that it will not issue awards under the Company’s long-term incentive plan, although it may do so in the future, including possible equity grants to the Company’s independent directors as a form of compensation.
The long-term incentive plan authorizes the granting of restricted stock, stock options, stock appreciation rights, restricted or deferred stock units, dividend equivalents, other stock-based awards and cash-based awards to directors, officers, employees and consultants of the Company and the Company’s affiliates selected by the board of directors for participation in the Company’s long-term incentive plan. Stock options granted under the long-term incentive plan will not exceed an amount equal to 10% of the outstanding shares of the Company’s common stock on the date of grant of any such stock options. Stock options may not have an exercise price that is less than the fair market value of a share of the Company’s common stock on the date of grant.

The Company’s Board of Directors or a committee appointed by its Board of Directors will administer the long-term incentive plan, with sole authority to determine all of the terms and conditions of the awards, including whether the grant, vesting or settlement of awards may be subject to the attainment of one or more performance goals. No awards will be granted under the long-term incentive plan if the grant or vesting of the awards would jeopardize the Company’s status as a REIT under the Code (if applicable) or otherwise violate the ownership and transfer restrictions imposed under its charter. Unless otherwise determined by the Company’s Board of Directors, no award granted under the long-term incentive plan will be transferable except through the laws of descent and distribution.
The Company has authorized and reserved an aggregate maximum number of 500,000 common shares for issuance under the long-term incentive plan. In the event of a transaction between the Company and its stockholders that causes the per-share

value of the Company’s common stock to change (including, without limitation, any stock dividend, stock split,

spin-off,

rights offering or large nonrecurring cash dividend), the share authorization limits under the long-term incentive plan will be adjusted proportionately and the Board of Directors will make such adjustments to the long-term incentive plan and awards as it deems necessary, in its sole discretion, to prevent dilution or enlargement of rights immediately resulting from such transaction. In the event of a stock split, a stock dividend or a combination or consolidation of the outstanding shares of common stock into a lesser number of shares, the authorization limits under the long-term incentive plan will automatically be adjusted proportionately and the shares then subject to each award will automatically be adjusted proportionately without any change in the aggregate purchase price.
The Company’s Board of Directors may in its sole discretion at any time determine that all or a portion of a participant’s awards will become fully vested. The board may discriminate among participants or among awards in exercising such discretion. The long-term incentive plan will automatically expire on the tenth anniversary of the date on which it is approved by the Board of Directors and stockholders, unless extended or earlier terminated by the Board of Directors. The Company’s Board of Directors may terminate the long-term incentive plan at any time. The expiration or other termination of the long-term incentive plan will not, without the participant’s consent, have an adverse impact on any award that is outstanding at the time the long-term incentive plan expires or is terminated. The Board of Directors may amend the long-term incentive plan at any time, but no amendment will adversely affect any award without the participant’s consent and no amendment to the long-term incentive plan will be effective without the approval of the Company’s stockholders if such approval is required by any law, regulation or rule applicable to the long-term incentive plan. There are no awards outstanding under the long-term incentive plan.